Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Accounts receivable, net	$ 71,272	$ 51,642
Prepaid Expense and Other Assets, Current	94,441	127,565
Disposal Group, Including Discontinued Operation, Assets, Current	63,246	71,728
Total current assets	1,091,936	1,075,242
Property, equipment and software, net	169,452	195,857
Goodwill	274,551	278,155
Intangible assets, net	42,915	36,483
Investments	141,882	178,236
Deferred income taxes, non-current	5,151	3,291
Other Assets, Noncurrent	23,484	15,664
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	12,006	13,336
Total Assets	1,761,377	1,796,264
Current liabilities:
Accounts payable	28,551	21,809
Accrued merchant and supplier payables	770,992	737,503
Accrued expenses and other current liabilities	366,456	383,801
Accrued expenses and other current liabilities	366,456	383,801
Total current liabilities	1,213,051	1,203,525
Convertible Debt, Noncurrent	178,995	0
Deferred income taxes, non-current	1,714	5,837
Other non-current liabilities	99,628	113,046
Disposal Group, Including Discontinued Operation, Liabilities, Current	47,052	60,412
Total Liabilities	1,496,315	1,325,677
Commitments and contingencies
Stockholders' Equity
Additional paid-in capital	2,112,728	1,964,453
Treasury stock, at cost	(807,424)	(645,041)
Accumulated deficit	(1,099,010)	(901,292)
Accumulated other comprehensive income	58,052	51,206
Total Groupon, Inc. Stockholders' Equity	264,420	469,398
Noncontrolling interests	642	1,189
Total Equity	265,062	470,587
Total Liabilities and Equity	1,761,377	1,796,264
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	2,927	3,269
Common Stock [Member]
Stockholders' Equity
Class A common stock, par value $0.0001 per share, no shares authorized, issued or outstanding at December 31, 2016 and 2,000,000,000 shares authorized, 717,387,446 shares issued and 588,919,281 shares outstanding at December 31, 2015	74	0
Common Class A [Member]
Stockholders' Equity
Class A common stock, par value $0.0001 per share, no shares authorized, issued or outstanding at December 31, 2016 and 2,000,000,000 shares authorized, 717,387,446 shares issued and 588,919,281 shares outstanding at December 31, 2015	0	72
Common Class B [Member]
Stockholders' Equity
Class A common stock, par value $0.0001 per share, no shares authorized, issued or outstanding at December 31, 2016 and 2,000,000,000 shares authorized, 717,387,446 shares issued and 588,919,281 shares outstanding at December 31, 2015	$ 0	$ 0